Intangible Assets (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 44,143	$ 44,404	$ 14,604
Write off of fully amortized intangible assets	$ 27,167	$ 548
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	16 years 2 months 12 days
Trade names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	1 year
Underlying Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period	20 years